Fresh-Start Reporting (Adjustments to Balance Sheet Including Impact of Plan of Reorganization and Fresh-Start Reporting) (Details) $ in Millions	Oct. 03, 2016 USD ($)
Reorganization Adjustments
Cash and cash equivalents	$ (1,028)
Restricted cash	131
Trade accounts receivable — net	4
Advances to parents and affiliates of Predecessor	(78)
Other current assets	17
Total current assets	(954)
Advance to parent and affiliates of Predecessor	(21)
Investments	1
Property, plant and equipment — net	53
Identifiable intangible assets — net	4
Deferred income taxes	320
Other noncurrent assets	38
Total assets	(559)
Long-term debt due currently	5
Trade accounts payable	145
Trade accounts and other payables to affiliates of Predecessor	(152)
Accrued income taxes	12
Accrued taxes other than income	4
Accrued interest	(109)
Other current liabilities	170
Total current liabilities	75
Long-term debt, less amounts due currently	3,476
Borrowings under debtor-in-possession credit facilities	(3,387)
Liabilities subject to compromise	(33,749)
Deferred income taxes	(256)
Tax Receivable Agreement obligation	574
Other noncurrent liabilities and deferred credits	117
Total liabilities	(33,150)
Common stock	4
Additional paid-in-capital	7,737
Accumulated other comprehensive income (loss)	22
Predecessor membership interests	24,828
Total equity	32,591
Total liabilities and equity	(559)
Fresh-Start Adjustments
Inventories	(86)
Other current assets	3
Total current assets	(83)
Advance to parent and affiliates of Predecessor	4
Investments	9
Property, plant and equipment — net	(5,970)
Goodwill	1,755
Identifiable intangible assets — net	2,256
Commodity and other derivative contractual assets	(14)
Deferred income taxes	730
Other noncurrent assets	158
Total assets	(1,155)
Long-term debt due currently	(1)
Trade accounts payable	3
Other current liabilities	5
Total current liabilities	7
Long-term debt, less amounts due currently	151
Commodity and other derivative contractual liabilities	3
Asset retirement obligations	854
Other noncurrent liabilities and deferred credits	(900)
Total liabilities	115
Accumulated other comprehensive income (loss)	10
Predecessor membership interests	(1,280)
Total equity	(1,270)
Total liabilities and equity	(1,155)
Stockholders' Equity (Vistra Energy)
Total equity	(7,741)
Predecessor
Current assets (TCEH):
Cash and cash equivalents	1,829
Restricted cash	12
Trade accounts receivable — net	750
Advances to parents and affiliates of Predecessor	78
Inventories	374
Commodity and other derivative contractual assets	255
Margin deposits related to commodity contracts	42
Other current assets	47
Total current assets	3,387
Restricted cash	650
Advance to parent and affiliates of Predecessor	17
Investments	1,038
Property, plant and equipment — net	10,359
Goodwill	152
Identifiable intangible assets — net	1,148
Commodity and other derivative contractual assets	73
Other noncurrent assets	51
Total assets	16,875
Current liabilities (TCEH):
Long-term debt due currently	4
Trade accounts payable	402
Trade accounts and other payables to affiliates of Predecessor	152
Commodity and other derivative contractual liabilities	125
Margin deposits related to commodity contracts	64
Accrued income taxes	12
Accrued taxes other than income	119
Accrued interest	110
Other current liabilities	243
Total current liabilities	1,231
Borrowings under debtor-in-possession credit facilities	3,387
Liabilities subject to compromise	33,749
Commodity and other derivative contractual liabilities	5
Deferred income taxes	256
Asset retirement obligations	809
Other noncurrent liabilities and deferred credits	1,018
Total liabilities	40,455
Equity (TCEH):
Accumulated other comprehensive income (loss)	(32)
Predecessor membership interests	(23,548)
Total equity	(23,580)
Total liabilities and equity	16,875
Successor
Current Assets (Vistra Energy):
Cash and cash equivalents	801
Restricted cash	143
Trade accounts receivable — net	754
Inventories	288
Commodity and other derivative contractual assets	255
Margin deposits related to commodity contracts	42
Other current assets	67
Total current assets	2,350
Restricted cash	650
Investments	1,048
Property, plant and equipment — net	4,442
Goodwill	1,907
Identifiable intangible assets — net	3,408
Commodity and other derivative contractual assets	59
Deferred income taxes	1,050
Other noncurrent assets	247
Total assets	15,161
Current Liabilities (Vistra Energy)
Long-term debt due currently	8
Trade accounts payable	550
Commodity and other derivative contractual liabilities	125
Margin deposits related to commodity contracts	64
Accrued income taxes	24
Accrued taxes other than income	123
Accrued interest	1
Other current liabilities	418
Total current liabilities	1,313
Long-term debt, less amounts due currently	3,627
Commodity and other derivative contractual liabilities	8
Tax Receivable Agreement obligation	574
Asset retirement obligations	1,663
Other noncurrent liabilities and deferred credits	235
Total liabilities	7,420
Stockholders' Equity (Vistra Energy)
Common stock	4
Additional paid-in-capital	7,737
Total equity	7,741
Total liabilities and equity	$ 15,161